Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Increase (decrease) through foreign exchange, financial assets	$ 11,548	$ 3,330
Liquidity risk [member] | Interest rate, measurement input [member]
IFRS Statement [Line Items]
Significant unobservable input, assets	28
NTD [Member]
IFRS Statement [Line Items]
Percentage of depreciation appreciation against other country currency	10.00%	10.00%
CNY [Member]
IFRS Statement [Line Items]
Percentage of depreciation appreciation against other country currency	10.00%	10.00%
JPY [Member]
IFRS Statement [Line Items]
Percentage of depreciation appreciation against other country currency	10.00%	10.00%
Floating interest rate [member]
IFRS Statement [Line Items]
Borrowings, adjustment to interest rate basis	0.25%
Increase or decrease net profit through interest rate	$ 131	$ 146